3 - Marketable Debt Securities: Held-to-maturity Securities (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Held-to-maturity Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2015

Obligations of states and
political subdivisions	$ 17,058,181	$ 243,377	$ (130,505)	$ 17,171,053
December 31, 2014
Obligations of states and
political subdivisions	$ 22,762,252	$ 489,958	$ (122,589)	$ 23,129,621